Prepayments and other receivables (Schedule of Movements on the Group Provision for Impairment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Prepayments and other receivables [Abstract]
At 1 January	$ 546	$ 594
Increase (Decrease) In Provision For Impairment Of Trade And Other Receivables	4	(48)
At 31 December	$ 550	$ 546